Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 877,755	$ 12,579,366
Restricted cash	7,000,000	508,261
Accounts receivable, net	674,626	873,688
Prepaid expenses and other current assets	1,209,623	2,125,722
Assets held for sale	5,130,028	2,143,027
Total current assets	14,892,032	18,230,064
Fixed assets, net	48,879	66,028
Investment, net		226,101
Capitalized software, net	654,556	6,940,653
Intangible assets, net	2,164,722	6,553,683
Goodwill	1,708,303	32,844,297
Noncurrent assets held for sale		29,622,341
Total assets	19,468,492	94,483,167
Current liabilities
Accounts payable, accrued expenses and other current liabilities	4,426,419	5,385,773
Contingent consideration payable	2,283,806	6,300,000
Current portion of deferred revenue	568,771	871,800
Current portion of long-term debt	13,200,000	13,200,000
Derivative liability		63,178
Liabilities held for sale	2,246,222	3,349,766
Total current liabilities	22,725,218	29,170,517
Deferred revenue, noncurrent	161,802	245,903
Long-term debt, less current portion	1,407,000	4,105,000
Deferred income tax liabilities		675,291
Noncurrent liabilities held for sale		336,773
Total liabilities	24,294,020	34,533,484
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Preferred stock, par value $0.0001; 5,000,000 shares authorized, 1 share special voting preferred stock issued and outstanding at December 31, 2022 and December 31, 2021
Special voting preferred stock, par value $0.0001; 1 share authorized, issued and outstanding as of December 31, 2022 and December 31, 2021, with $1 preference in liquidation; exchangeable shares, no par value, 285,672 and 309,286 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively (see Note 13)	2,185,391	2,366,038
Common stock, par value $0.0001; 150,000,000 shares authorized, 4,602,780 and 1,550,094, issued and outstanding at December 31, 2022 and December 31, 2021, respectively	460	155
Additional paid-in capital	160,207,367	146,030,203
Accumulated other comprehensive income	347,100	61,523
Accumulated deficit	(167,565,846)	(88,508,236)
Total stockholders’ equity (deficit)	(4,825,528)	59,949,683
Total liabilities and stockholders’ equity (deficit)	$ 19,468,492	$ 94,483,167